Related party transactions - Disclosure of Transactions Between Related Parties (Details) € in Thousands	12 Months Ended
Dec. 31, 2024 EUR (€)
Related party transactions [abstract]
Collection	€ 2,637
Receivables	721
Payments	(8,687)
Liabilities	(1,932)
Net collection (payments)	(6,050)
Net receivables (liabilities)	€ (1,211)